Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Long Term Debt

	December 31, 2023	December 31, 2022
	$	$
Senior unsecured notes	547.6	298.6
Revolving credit facility	79.5	533.0
Term loan facilities	408.2	307.2
Notes payable	82.8	62.4
Software financing obligations	10.9	34.6
	1,129.0	1,235.8
Less current portion	146.7	52.2
Long-term portion	982.3	1,183.6
The aggregate maturity value of the notes of $84.3 (2022 - $62.8) is comprised of:

	December 31, 2023		December 31, 2022
	CAD	Foreign currency	CAD	Foreign currency
US dollars	54.3	41.0	8.1	6.0
British pounds	17.6	10.5	28.6	17.5
Other currencies	12.4	13.4	26.1	27.2